Borrowings (Tables)	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of short term borrowings

As of September 30, 2023 and 2024, the bank borrowings were for working capital and capital expenditure purposes.

	As of September 30,
	2023	2024

Short-term borrowings
Beijing Zhongguancun Bank Co., Ltd.	$5,520	$5,740
Nantuo branch of Changsha Rural Commercial Bank Co., Ltd.	179	148
Zhengzhou East Branch of China Construction Bank Co., Ltd	40	35
Industrial and Commercial Bank of China Limited Beijing Jiulongshan Branch	-	712
China CITIC Bank Co., Ltd. Beijing Branch	-	784
Bank of China Limited Beijing Communication Technology Development Zone Branch	-	712
Total	$5,739	$8,131